CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues, net of $1,299,963 of stock based fees paid to a client during the year ended December 31, 2016	$ 5,046,766	$ 6,797,271	$ 21,830,928	$ 21,377,557
Cost of revenues	4,108,969	5,579,569	19,070,205	21,702,984
Gross profit (loss)	937,797	1,217,702	2,760,723	(325,427)
Selling, general and administrative expenses	1,596,497	1,630,136	5,473,566	6,099,564
Operating gain (loss) from continuing operations	(658,700)	(412,434)	(2,712,843)	(6,424,991)
Other income (expense):
Gain on the sale of equipment	5,380			17,738
Interest expense	(5,294)	(3,978)	(25,249)	(125,012)
Total other income (expense)	86	(3,978)	(25,249)	(107,274)
Gain (loss) from continuing operations	(658,614)	(416,412)	(2,738,092)	(6,532,265)
Income from discontinued operations	12,312	13,215	70,155	155,797
Net income (loss)	$ (646,302)	$ (403,197)	$ (2,667,937)	$ (6,376,468)
Net income (loss) per common share - basic and diluted:
Income (loss) from operations (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.15)
Income from discontinued operations
Net income (loss) per common share (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.15)
Weighted average common shares outstanding - basic and diluted (in shares)	41,543,655	41,543,655	41,543,655	41,543,655